CASH AND CASH EQUIVALENTS - Summary of Detailed Information About Cash And Cash Equivalents (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of cash and cash equivalents
Cash and banks		R$ 2,904,808	R$ 3,349,398
Certificate of bank deposits		46,864	7,639
Repurchase operations	[1]	1,244,041	650,220
Total Cash and cash equivalent		R$ 4,195,713	R$ 4,007,257	R$ 5,821,672	R$ 4,513,582

[1]	Repurchase operations are securities issued by banks with a commitment by the bank to repurchase the securities, and by the client to resell the security, at a defined interest rate and within a predetermined term, which are backed by public or private securities (depending on the financial institution) and are registered within the Central Agency for Custody and Financial Settlement of Securities (“CETIP”), being short-term investments and with high liquidity. As of December 31, 2022, repurchase operations are remunerated at an average rate of 100.0% of CDI (100.0% of the CDI as of December 31, 2021).